STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Mar. 31, 2020
Equity [Abstract]
Summary of Stock Based Compensation Expense from Stock Options, RSUs and ESPP

Stock-based compensation expense from stock options, RSUs and ESPP was included in the following line items in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2019	2020	2019	2020
Cost of revenue	$93	$422	$205	$781
Research and development	379	1,466	731	3,221
Sales and marketing	299	767	586	1,643
General and administrative	605	2,430	1,055	4,791

Total	$1,376	$5,085	$2,577	$10,436